Other Liabilities (Tables)	12 Months Ended
Jun. 30, 2025
Other Liabilities [Abstract]
Other Liabilities

	2025 $’000	2024 $’000
Deferred income	–	4,540
Flow through share premium liability (1)	–	6,084
Total other liabilities	–	10,624
Comprising:
Current	–	6,084
Non-current	–	4,540

(1)	Flow through share proceeds of $54.9 million, received by the Group in March 2023, were fully utilised as at 30 June 2025.